Prepaid Expenses and Other Assets - Receivables, Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Security deposit and other deposits	[1]	¥ 1,666,713		¥ 965,117
Deductible value-added taxes		105,002		20,292
Prepaid online marketing expenses		33,709		15,956
Advances		15,715		10,455
Others		78,299		38,189
Prepaid expense and other assets		¥ 1,899,438	$ 298,063	¥ 1,050,009

[1]	Security deposits and other deposits primarily includes security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2020 and 2021, security deposits set aside by the Group amounted to RMB953,856 and RMB1,654,989, respectively.